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American Funds 2020 Target Date Retirement Fund
American Funds 2020 Target Date Retirement Fund
American Funds Target Date Retirement Series® Prospectus Supplement January 25, 2024
For the following prospectuses dated January 1, 2024: American Funds 2020 Target Date Retirement Fund®
Average annual total returns For the periods ended December 31, 2022 (with maximum sales charge for Class A):
American Funds 2020 Target Date Retirement Fund:
Average Annual Returns - American Funds 2020 Target Date Retirement Fund - Class A	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Performance Measure Domain	(16.40%)	2.64%	5.55%	4.47%	Feb. 01, 2007
After Taxes on Distributions	(17.32%)	1.44%	4.52%
After Taxes on Distributions and Sale of Fund Shares	(9.34%)	1.89%	4.25%

X
- Definition

This item represents Average Annual Total Returns. If a Multiple Class Fund offers a Class in the prospectus that converts into another Class after a stated period, compute average annual total returns in the table by using the returns of the other Class for the period after conversion.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph instructions
-Clause 5

+ Details
Name:	rr_AverageAnnualReturnCaption
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a table showing the Fund's (A) average annual total return; (B) average annual total return (after taxes on distributions); and (C) average annual total return (after taxes on distributions and redemption). A Money Market Fund should show only the returns described in clause (A) of the preceding sentence. All returns should be shown for 1-, 5-, and 10- calendar year periods ending on the date of the most recently completed calendar year (or for the life of the Fund, if shorter), but only for periods subsequent to the effective date of the Fund's registration statement. The table also should show the returns of an appropriate broad-based securities market index as defined in Instruction 5 to Item 22(b)(7) for the same periods. A Fund that has been in existence for more than 10 years also may include returns for the life of the Fund. A Money Market Fund may provide the Fund's 7-day yield ending on the date of the most recent calendar year or disclose a toll-free (or collect) telephone number that investors can use to obtain the Fund's current 7-day yield. For a Fund (other than a Money Market Fund or a Fund described in General Instruction C.3.(d)(iii)), provide the information in the following table with the specified captions AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, _____). For a Fund that provides annual total returns for only one calendar year or for a Fund that does not include the bar chart because it does not have annual returns for a full calendar year, modify, as appropriate, the narrative explanation required by paragraph (c)(2)(i) (e.g., by stating that the information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph iv

+ Details
Name:	rr_PerformanceTableNarrativeTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to PerformanceTableData.

+ References

No definition available.

+ Details
Name:	rr_PerformanceTableTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=ck0001380175_S000015557Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=ck0001380175_C000042387Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=rr_AfterTaxesOnDistributionsMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_PerformanceMeasureAxis=rr_AfterTaxesOnDistributionsAndSalesMember
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: